Partners' Capital (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Energy Transfer Operating [Member]
Schedule of Partners' Capital [Line Items]
Percentage of membership interest	28.20%
Class C Units [Member]
Schedule of Partners' Capital [Line Items]
Eligible distribution per unit (in dollars per unit)	$ 0.8682
Distribution made to limited partner other certain allocation percentage	1.00%
Class C Units Subsidiary [Member]
Schedule of Partners' Capital [Line Items]
Limited partner interest, units outstanding (in units)	16,410,780	16,410,780
Common Units [Member]
Schedule of Partners' Capital [Line Items]
Limited partner interest, units outstanding (in units)	84,408,014	84,054,765	83,670,950
Common Units Affiliated [Member]
Schedule of Partners' Capital [Line Items]
Common units outstanding (in units)	28,463,967
Common Units - Public [Member]
Schedule of Partners' Capital [Line Items]
Common units outstanding (in units)	55,944,047
Incentive Distribution Rights [Member] | Energy Transfer Operating [Member]
Schedule of Partners' Capital [Line Items]
Percentage of membership interest	100.00%
Common Units [Member] | Energy Transfer Operating [Member]
Schedule of Partners' Capital [Line Items]
Percentage of membership interest	33.70%